Schedule of Basic and Diluted Losses Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss per share
Loss attributable to shareholders ($ in thousands)			$ (4,909)	$ (4,734)
Balance at beginning of year			68,808,970	64,601,649
Effect of shares issued during the year			595,381	2,976,085
Weighted average shares basic as at end of year	69,931,056	68,829,424	69,404,351	67,577,734
Weighted average shares diluted as at end of year	69,931,056	68,829,424	69,404,351	67,577,734
Basic loss per share ($)	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.07)
Diluted loss per share ($)	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.07)